Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Year	Summary compensation table total for PEO(1) ($)	Compensation actually paid to PEO(2) ($)	Average summary compensation table total for non-PEO named executive officers(1) ($)	Average compensation actually paid to non-PEO named executive officers(2) ($)	Value of initial fixed $100 investment based on:		Net income(5) ($ Thousands)	3-Year Average Growth in Adjusted Earnings per Share(6)
					Total shareholder return(3) ($)	Peer group total shareholder return(4) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	1,661,490	1,872,852	749,252	823,423	128.97	122.17	$83,811	(2.9)%
2023	1,418,115	1,344,065	687,175	637,832	100.86	102.59	$85,888	9.2%
2022	1,374,051	1,196,188	689,558	624,348	112.33	110.78	$81,825	13.5%
2021	1,626,579	1,518,365	801,437	726,260	114.58	129.96	$84,137	17.6%
2020	1,370,874	1,122,181	626,800	526,384	95.22	92.90	$62,210	9.9%

(1)
Amounts represent “Summary Compensation Table” totals for our principal executive officers (“PEOs”) and the average “Summary Compensation Table” totals for our remaining NEOs for the relevant fiscal year, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOS
2024	D. Neil Dauby	Bradley M. Rust, Michael F. Beckwith, Amy D. Jackson and Bradley C. Arnett
2023	D. Neil Dauby	Bradley M. Rust, Keith A. Leinenbach, Michael F. Beckwith, Amy D. Jackson and Clay M. Barrett
2022	D. Neil Dauby	Bradley M. Rust, Randall L. Braun, Keith A. Leinenbach, Amy D. Jackson and Clay M. Barrett
2021	Mark A. Schroeder	D. Neil Dauby, Bradley M. Rust, Randall L. Braun and Keith A. Leinenbach
2020	Mark A. Schroeder	D. Neil Dauby, Clay W. Ewing, Bradley M. Rust, Randall L. Braun and Keith A. Leinenbach

(2)
Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table in footnote (1) above.

The tables below provide the adjustments to the Summary Compensation Table (“SCT”) total compensation made to arrive at the compensation actually paid for the PEO and the average for Non-PEO NEOs for the fiscal years indicated:
PEO — Adjustments to Arrive at Compensation Actually Paid
Description	2024	2023	2022	2021	2020
Deduct the amounts reported in the SCT for “stock awards” (column (e)) and “option awards” (column (f))	(397,116)	(423,754)	(403,122)	(421,906)	(358,801)
Add the fair value (“FV”) as of the end of the applicable FY of all awards granted during such FY that are outstanding and unvested as of the end of the FY	534,443	384,609	227,679	286,776	116,742
Add/Deduct the change as of the end of the applicable FY (from the end of the prior FY) in FV of any awards granted in any prior FY that are outstanding and unvested as of the end of such FY	77,670	(24,792)	(3,367)	10,390	(1,796)
Add/Deduct the change as of the vesting date (from the end of the prior FY) in FV of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the applicable FY	(3,636)	(10,113)	947	16,526	(4,838)
Total	211,362	(74,050)	(177,863)	(108,214)	(248,693)
Description	2024	2023	2022	2021	2020
Deduct the amounts reported in the SCT for “stock awards” (column (e)) and “option awards” (column (f))	(146,512)	(169,846)	(168,145)	(187,585)	(141,882)
Add the fair value (“FV”) as of the end of the applicable FY of all awards granted during such FY that are outstanding and unvested as of the end of the FY	195,731	138,611	106,946	105,899	46,736
Add/Deduct the change as of the end of the applicable FY (from the end of the prior FY) in FV of any awards granted in any prior FY that are outstanding and unvested as of the end of such FY	20,716	(8,905)	(1,908)	3,725	(744)
Add/Deduct the change as of the vesting date (from the end of the prior FY) in FV of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the applicable FY	7,838	(6,434)	557	5,979	(1,994)
Deduct aggregate change in the Actuarial Present Values reported under the “Change in Pension Value” Column of the SCT	(3,602)	(2,769)	(2,660)	(3,195)	(2,532)
Total	74,171	(49,343)	(65,210)	(75,177)	(100,416)

(3)
For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of German American Bancorp, Inc. for the measurement periods ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively.

(4)
For the relevant fiscal year, represents the cumulative TSR of the S&P Regional Banks Select Industry Index (“Peer Group TSR”) for the measurement periods ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively.

(5)
Reflects “Net Income” in the company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021 and 2020.

(6)
The Company-Selected Measure is 3-Year Average Growth in Adjusted Earnings per Share. This measure is the average of the Company’s annual growth in adjusted EPS for each year in the 3-year period ending with the listed fiscal year. For 2022, the Company’s annual GAAP net income (which is the basis for EPS) was adjusted to eliminate the after-tax impact of certain non-recurring expenses resulting from its merger with Citizens Union Bancorp of Shelbyville, Inc. Similarly, for 2024, annual GAAP net income was adjusted to eliminate the after-tax impacts of the gain on the Company’s sale of its insurance agency, the loss on its securities portfolio restructuring, and the merger-related transactions costs incurred in connection with the Heartland BancCorp merger. The Company and its Board of Directors consider these events to be unrepresentative of the Company’s core operating performance.

Company Selected Measure Name	3-Year Average Growth in Adjusted Earnings per Share
Named Executive Officers, Footnote
(1)
Amounts represent “Summary Compensation Table” totals for our principal executive officers (“PEOs”) and the average “Summary Compensation Table” totals for our remaining NEOs for the relevant fiscal year, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOS
2024	D. Neil Dauby	Bradley M. Rust, Michael F. Beckwith, Amy D. Jackson and Bradley C. Arnett
2023	D. Neil Dauby	Bradley M. Rust, Keith A. Leinenbach, Michael F. Beckwith, Amy D. Jackson and Clay M. Barrett
2022	D. Neil Dauby	Bradley M. Rust, Randall L. Braun, Keith A. Leinenbach, Amy D. Jackson and Clay M. Barrett
2021	Mark A. Schroeder	D. Neil Dauby, Bradley M. Rust, Randall L. Braun and Keith A. Leinenbach
2020	Mark A. Schroeder	D. Neil Dauby, Clay W. Ewing, Bradley M. Rust, Randall L. Braun and Keith A. Leinenbach

Peer Group Issuers, Footnote
(3)
For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of German American Bancorp, Inc. for the measurement periods ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively.

(4)
For the relevant fiscal year, represents the cumulative TSR of the S&P Regional Banks Select Industry Index (“Peer Group TSR”) for the measurement periods ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively.

PEO Total Compensation Amount	$ 1,661,490	$ 1,418,115	$ 1,374,051	$ 1,626,579	$ 1,370,874
PEO Actually Paid Compensation Amount	$ 1,872,852	1,344,065	1,196,188	1,518,365	1,122,181
Adjustment To PEO Compensation, Footnote
(2)
Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table in footnote (1) above.

The tables below provide the adjustments to the Summary Compensation Table (“SCT”) total compensation made to arrive at the compensation actually paid for the PEO and the average for Non-PEO NEOs for the fiscal years indicated:
PEO — Adjustments to Arrive at Compensation Actually Paid
Description	2024	2023	2022	2021	2020
Deduct the amounts reported in the SCT for “stock awards” (column (e)) and “option awards” (column (f))	(397,116)	(423,754)	(403,122)	(421,906)	(358,801)
Add the fair value (“FV”) as of the end of the applicable FY of all awards granted during such FY that are outstanding and unvested as of the end of the FY	534,443	384,609	227,679	286,776	116,742
Add/Deduct the change as of the end of the applicable FY (from the end of the prior FY) in FV of any awards granted in any prior FY that are outstanding and unvested as of the end of such FY	77,670	(24,792)	(3,367)	10,390	(1,796)
Add/Deduct the change as of the vesting date (from the end of the prior FY) in FV of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the applicable FY	(3,636)	(10,113)	947	16,526	(4,838)
Total	211,362	(74,050)	(177,863)	(108,214)	(248,693)

Non-PEO NEO Average Total Compensation Amount	$ 749,252	687,175	689,558	801,437	626,800
Non-PEO NEO Average Compensation Actually Paid Amount	$ 823,423	637,832	624,348	726,260	526,384
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table in footnote (1) above.

The tables below provide the adjustments to the Summary Compensation Table (“SCT”) total compensation made to arrive at the compensation actually paid for the PEO and the average for Non-PEO NEOs for the fiscal years indicated:
Description	2024	2023	2022	2021	2020
Deduct the amounts reported in the SCT for “stock awards” (column (e)) and “option awards” (column (f))	(146,512)	(169,846)	(168,145)	(187,585)	(141,882)
Add the fair value (“FV”) as of the end of the applicable FY of all awards granted during such FY that are outstanding and unvested as of the end of the FY	195,731	138,611	106,946	105,899	46,736
Add/Deduct the change as of the end of the applicable FY (from the end of the prior FY) in FV of any awards granted in any prior FY that are outstanding and unvested as of the end of such FY	20,716	(8,905)	(1,908)	3,725	(744)
Add/Deduct the change as of the vesting date (from the end of the prior FY) in FV of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the applicable FY	7,838	(6,434)	557	5,979	(1,994)
Deduct aggregate change in the Actuarial Present Values reported under the “Change in Pension Value” Column of the SCT	(3,602)	(2,769)	(2,660)	(3,195)	(2,532)
Total	74,171	(49,343)	(65,210)	(75,177)	(100,416)

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEOs Compensation Actually Paid and Company Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEOs Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEOs Compensation Actually Paid and 3-Year Average Growth in Adjusted Earnings per Share
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our 3-Year Average Growth in Adjusted Earnings per Share during each of the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the five most recently completed fiscal years to that of the S&P Regional Banks Select Industry Index over the same period.

Tabular List, Table
Tabular List of Important Financial Measures
The most important financial performance measures used by the Company in 2024 to set the compensation for its PEO (i.e., our Chairman and Chief Executive Officer), and all of its non-PEO Named Executive Officers are listed below:
•
3-Year Average Growth in Adjusted Earnings per Share.

•
3-Year Average Adjusted Return on Average Equity.

•
3-Year Average Adjusted Return on Average Assets.

•
Net Income.

Total Shareholder Return Amount	$ 128.97	100.86	112.33	114.58	95.22
Peer Group Total Shareholder Return Amount	122.17	102.59	110.78	129.96	92.9
Net Income (Loss)	$ 83,811	$ 85,888	$ 81,825	$ 84,137	$ 62,210
Company Selected Measure Amount	(2.9)	9.2	13.5	17.6	9.9
PEO Name	D. Neil Dauby
Measure:: 1
Pay vs Performance Disclosure
Name	3-Year Average Growth in Adjusted Earnings per Share
Non-GAAP Measure Description
(6)
The Company-Selected Measure is 3-Year Average Growth in Adjusted Earnings per Share. This measure is the average of the Company’s annual growth in adjusted EPS for each year in the 3-year period ending with the listed fiscal year. For 2022, the Company’s annual GAAP net income (which is the basis for EPS) was adjusted to eliminate the after-tax impact of certain non-recurring expenses resulting from its merger with Citizens Union Bancorp of Shelbyville, Inc. Similarly, for 2024, annual GAAP net income was adjusted to eliminate the after-tax impacts of the gain on the Company’s sale of its insurance agency, the loss on its securities portfolio restructuring, and the merger-related transactions costs incurred in connection with the Heartland BancCorp merger. The Company and its Board of Directors consider these events to be unrepresentative of the Company’s core operating performance.

Measure:: 2
Pay vs Performance Disclosure
Name	3-Year Average Adjusted Return on Average Equity.
Measure:: 3
Pay vs Performance Disclosure
Name	3-Year Average Adjusted Return on Average Assets
Measure:: 4
Pay vs Performance Disclosure
Name	Net Income
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 211,362	$ (74,050)	$ (177,863)	$ (108,214)	$ (248,693)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(397,116)	(423,754)	(403,122)	(421,906)	(358,801)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	534,443	384,609	227,679	286,776	116,742
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,670	(24,792)	(3,367)	10,390	(1,796)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,636)	(10,113)	947	16,526	(4,838)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,602)	2,769	2,660	3,195	2,532
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,171	(49,343)	(65,210)	(75,177)	(100,416)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(146,512)	(169,846)	(168,145)	(187,585)	(141,882)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	195,731	138,611	106,946	105,899	46,736
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,716	(8,905)	(1,908)	3,725	(744)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,838	$ (6,434)	$ 557	$ 5,979	$ (1,994)